Organization and Nature of Business (Details Narrative)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Text Block [Abstract]
Entity Incorporation, Date of Incorporation	Jan. 30, 1946	Jan. 30, 1946
Entity Incorporation, State Country Name	Nevada	Nevada